Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Continuing operations
Interest income		£ 7,459	£ 6,917		£ 6,891
Interest expense		(4,329)	(3,041)	[1]	(2,115)	[1]
Net interest income		3,130	3,876	[1]	4,776	[1]
Fee and commission income		7,392	7,424	[1]	7,215	[1]
Fee and commission expense		(1,785)	(1,726)	[1]	(1,626)	[1]
Net fee and commission income		5,607	5,698	[1]	5,589	[1]
Net trading income		4,364	3,396	[1]	2,716	[1]
Net investment income		394	699	[1]	1,077	[1]
Other income		105	61	[1]	44	[1]
Total income		13,600	13,730	[1]	14,202	[1]
Credit impairment charges and other provisions		(643)	(1,553)	[1]	(1,477)	[1]
Net operating income		12,957	12,177	[1]	12,725	[1]
Staff costs		(4,874)	(4,393)	[1]	(6,832)	[1]
Infrastructure costs		(935)	(1,696)	[1]	(2,339)	[1]
Administration and general expenses	[2]	(4,224)	(4,141)	[1]	(1,975)	[1]
Litigation and conduct	[2]	(1,706)	(448)		(321)
Total operating expenses		(11,739)	(10,678)	[1]	(11,467)	[1]
Share of profit of post-tax results of associates and joint ventures		68	75	[1]	71	[1]
Profit/(loss) on disposal of subsidiaries, associates and joint ventures		0	184	[1]	565	[1]
Profit (loss) before tax		1,286	1,758	[1]	1,894	[1]
Taxation		(404)	(1,526)	[1]	(302)	[1]
Profit/(loss) after tax in respect of continuing operations		882	232	[1]	1,592	[1]
(Loss)/profit after tax in respect of discontinued operations		(47)	(1,386)	[1]	2,137	[1]
Profit (loss) after tax		835	(1,154)	[1]	3,729	[1]
Attributable to:
Ordinary equity holders		188	(1,937)	[1]	2,867	[1]
Other equity instrument holders		647	639	[1]	457	[1]
Total equity holders		835	(1,298)	[1]	3,324	[1]
Non-controlling interests in respect of continuing operations		0	4	[1]	3	[1]
Non-controlling interests in respect of discontinued operation		0	140	[1]	402	[1]
Profit (loss) after tax		£ 835	£ (1,154)	[1]	£ 3,729	[1]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.